Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2025
Cash And Cash Equivalents
Schedule of cash and cash equivalents
	2025	2025	2024
	US$	S$	S$

Cash on hand	311	395	1,500
Cash at banks	2,393,325	3,044,071	1,949,553
	2,393,636	3,044,466	1,951,053